Derivative financial instruments - Reconciliation of movements (Details) - Foreign exchange swaps/nondeliverable forwards - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Opening balance	$ (3,771)	$ 27,495
Fair value loss (unrealized foreign exchange on open contracts)	(1,599)	(3,897)
Foreign exchange gain	780	10,342
Cash flow on settlement	3,197	(37,711)
Ending balance	$ (1,393)	$ (3,771)